                                             1933 Act Registration No.333-148723
                                              1940 Act Registration No.811-22172

 UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

FORM N-1A

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

 Pre-Effective Amendment No. (  )
Post-Effective Amendment No. (9)
and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
 Amendment No. (12)

WORLD FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
 (Address of Principal Executive Offices)

 (804) 267-7400
 Registrant's Telephone Number:

Thomas S. Harman
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
 Washington, DC 20004
 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

 SHARES OF BENEFICIAL INTEREST
 (Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box):

[x ]   immediately upon filing pursuant to paragraph (b).
[  ]   on (date) pursuant to paragraph (b).
[  ]   60 days after filing pursuant to paragraph (a)(1).
[  ]   on _________________ pursuant to paragraph (a)(1).
[  ]   75 days after filing pursuant to paragraph (a)(2).
[  ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

The Navigator Fund
No Load Shares

Prospectus dated December 30, 2009

This prospectus describes The Navigator Fund, a series of shares offered by World Funds Trust. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund is authorized to offer two classes of shares, one of which, No Load Shares, is offered to qualifying investors by this prospectus. Class P Shares are offered by a separate prospectus. To obtain a prospectus for those shares, please call (800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

INVESTMENT OBJECTIVE

The Navigator Fund (the “Fund”) seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.  In seeking to build a portfolio designed to outperform the S&P 500 Index, the Fund’s investment adviser, Navigator Money Management, Inc. (the “Adviser”), may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States.   The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”).  The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.  The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.  In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.  The Fund will not short individual securities.

In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Adviser believes present attractive opportunities.  Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.

In selecting investments for the Fund, the Adviser seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios growth rates, price to cash flow and price to book ratios.  The Adviser will incorporate asset class selection as part of the Fund’s overall portfolio.  This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation.  The Adviser utilizes quantitative research to determine the Fund’s weightings between stocks, bonds and cash, allocation among sectors and industries, and exposure to domestic and foreign markets.  The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will typically be 200%.

The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  Also, the Fund may invest in a limited number of industry sectors.

PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money.  There is no assurance that the Adviser will achieve the Fund's objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks affecting an investment in the Fund are set forth below.

Market Risk ― The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Fixed Income Risk – To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Investments in ETFs — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Risks of Investing in Foreign Securities — To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors — Investing in foreign companies, including direct investments and through ADRs which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations — The ETFs in which the Fund invests may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the ETFs’ assets denominated in that currency. Such changes will also affect the ETFs’ income. The value of the ETFs’ assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes — The interest and dividends payable on certain of the ETFs’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to shareholders, including the Fund.

Costs — To the extent that an ETF in which the Fund invests is invested in foreign securities, the ETFs expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Emerging Markets — The ETFs in which the Fund invests may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an ETFs investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Bond Market Risk — Some of the ETFs or other investment companies in which the Fund may invest are invested in a broad range of bonds or fixed-income securities. To the extent that an ETF is so invested, the return on, and value of, an investment will fluctuate with changes in interest rates. Typically, when interest rates rise, the fixed-income security’s market value declines (interest-rate risk). Conversely, the longer a fixed-income security’s maturity, the lower its yield and the greater the risk of volatility (maturity risk). A fixed-income security’s value can also be affected by changes in the security’s credit quality rating or its issuer’s financial condition (credit quality risk). This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Other factors may affect the market price and yield of fixed-income securities, including investor demand, changes in the financial condition of issuers of securities, government fiscal policy and domestic or worldwide economic conditions.

Short Sales Risk — To the extent an ETF sells securities “short,” the Fund will indirectly be subject to short sales risk.  Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. The ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the ETF. If the underlying security goes down in price between the time the ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if an ETF is required to close out a short position earlier than it had intended. This would occur if the securities lender required the ETF to deliver the securities the ETF borrowed at the commencement of the short sale and the ETF was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  Moreover, the Fund may be indirectly subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with an ETF’s open short positions. These expenses negatively impact the performance of the ETF. For example, when an ETF short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the ETF’s unrealized gain or reduces the ETF’s unrealized loss on its short sale transaction. To the extent that the dividend that an ETF is obligated to pay is greater than the return earned by the ETF on investments, the performance of the ETF will be negatively impacted. Furthermore, the ETF may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause an ETF to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Tax Risk — The ETF’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the ETF’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to the Fund and therefore the Fund's shareholders.  Due to the nature of the Fund’s investment strategies and expected high portfolio turnover rate, as discussed in this Prospectus, distributions of the Fund’s net investment income may likely be short-term capital gains that are taxable at ordinary income rates (as high as 35%).  In addition, certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxes”) which must be met in order for the Fund to maintain its status as a regulated investment company under the Code.  If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund's portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Derivatives Risk — To the extent the Fund invests in ETFs that hold derivatives, the Fund will indirectly be subject to derivatives risk.  Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. There are various factors that affect an ETF’s ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives an ETF buys or sells. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by an ETF for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

Leveraging Risk – To the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments. An ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where an ETF, for any reason, is unable to close out the transaction. In addition, to the extent an ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF’s investment income, resulting in greater losses. The value of an ETF’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF’s investment strategies involve consistently applied leverage.

Concentration Risk – By concentrating Fund investments in a single industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Non-Diversification Risk ― The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Stock Selection Risk ― Like all actively managed funds, there is a risk that the Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Adviser may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold No Load Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)
No Load Shares
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fees(1)	None
Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	1.00%
Distribution (12b-1) Fees	None
Other Expenses(2)	0.50%
Acquired Fund Fees and Expenses (3)	0.15%
Total Annual Fund Operating Expenses	1.65%
Less Fee Waivers and Reimbursements	0.00%
Net Expenses(4)	1.65%

(1)	A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(2)	Other Expenses are based on estimates for the current fiscal year.

(3)
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.

(4)
The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.65% of the Fund’s No Load Shares’ average daily net assets until January 31, 2012.

Example:

The following expense examples show the expenses that you could pay over time.  It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

1 Year                                       3 Years

No Load Shares                            $168                                           $520

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests the money in securities.

The Fund has investment goals and strategies for reaching these goals. The Adviser invests the Fund’s assets in a way that it believes will help the Fund achieve its goals. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The judgments of the Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.  A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk –Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s NAV to fluctuate.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Fixed Income Risk— The market value of fixed income securities changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Security Risk — Investments in securities of foreign companies (including direct investments as well as investments through Depository Receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.  Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

While the Fund intends to remain substantially invested in equity securities, the Fund may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

This prospectus describes the Fund’s principal investment strategy, and the Fund will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Fund also may use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

Temporary Defensive Positions ― The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  When the Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. government securities (such as bills, notes, or bonds of the U.S. government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements.  For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies.  These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it  may not achieve its stated investment objective. The Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

Changes in Investment Objective — The Fund’s investment objective may be changed by sole action of the Board of Trustees, without the approval of the Fund’s shareholders, upon 30 days’ written notice to shareholders.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.

MANAGEMENT

The Trust ― The Trust was organized as a Delaware statutory trust on April 9, 2007.  The Trust is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Trust has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Management ― Navigator Money Management, Inc., a New York corporation formed in 1996 and located at 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). In addition to the Fund, the Adviser also provides investment advice to individuals, pension and profit sharing plans, trusts, estates and charitable organizations.  As of March 12, 2009, the Adviser had approximately $96 million in assets under management.

The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.  Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets.  The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.65% of the Fund’s No Load Shares’ average daily net assets until January 31, 2012.  If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund’s No Load Shares’ maximum expense limitation of 1.65% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board's approval of the Advisory Agreement will be available in the Fund's Semi-Annual Report to Shareholders dated January 31, 2010.

Portfolio Manager – Mark A. Grimaldi, CFS, the Fund’s Portfolio Manager, is a founder, President and part owner of the Adviser.  Mr. Grimaldi also serves as Vice President of Prestige Financial, Inc.  He began his career in money management in 1986 as an Investment Coordinator at Meyer Handelman Company in New York.  After two years, he joined Prime Financial Services as Director of Operations.  In 1992, Mr. Grimaldi accepted a position as Manager, Securities Operations at Marshall & Sterling Consultants in Poughkeepsie, New York.  In 1997, he earned the Certified Fund Specialist (CFS) designation.  Mr. Grimaldi has held various securities licenses including Series 6, 7, 24, & 63. From March of 1989 through October 2005, Mr. Grimaldi coordinated and taught securities training classes at Dutchess Community College, Poughkeepsie, New York.  In 2004, Mr. Grimaldi became Chief Portfolio Manager of the Navigator Newsletters for which he currently writes the lead economic forecast article.  Mr. Grimaldi co-managed 80% of the original Navigator Fund from January 1, 2008 through January 30, 2009.   Mr. Grimaldi graduated Albany State University in 1985 with a BA degree in Economics.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of securities in the Fund.

SHAREHOLDER INFORMATION

The Fund's share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Load Shares’ NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to its No Load Shares, subtracting any liabilities attributable to No Load Shares, and then dividing by the total number of No Load Shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of various classes of the Fund may vary.

No Load Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price for No Load Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives – The Fund is currently authorized to offer investors two different classes of shares; only No Load Shares are offered by this prospectus. Additional information concerning the Fund's Class P Shares may be obtained by reading a copy of that prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

PURCHASING SHARES

You may purchase No Load Shares through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares.  Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker. You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Brokers or dealers who offer No Load Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, brokers or dealers may charge transaction fees or set different minimum investment amounts. They may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their broker or dealer regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Customer Identification Program – Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price – When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price for No Load Shares is equal to the Fund's NAV. The Trust reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments – The minimum initial investment for No Load Shares of the Fund is $5,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Purchases by Mail – For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the "Transfer Agent"), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the Fund. Please be sure to specify which class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire – You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent.  This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone – You may also purchase shares by telephone, by contacting the Fund at (800) 673-0550 or the Transfer Agent at (800) 628-4077.

REDEEMING SHARES

You may redeem No Load Shares at any time and in any amount by mail or telephone. You may also redeem Fund shares through authorized broker-dealers.  Brokers may charge transaction fees for the sale of Fund shares, depending on your arrangement with the broker.

For your protection, the Transfer Agent will not redeem your No Load Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request in good order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

Delivery of the proceeds of a redemption of No Load Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until a completed account application for the account is received to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail – To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

The Navigator Fund
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone – You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Fund at (800) 673-0550 or the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire – If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

ADDITIONAL INFORMATION

Signature Guarantees – To help to protect you and the Trust from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and, (3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either: (a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form – Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts – Due to the relatively higher cost of maintaining small accounts, the Trust may deduct a fee of $50 per year (billed quarterly) from your account or may redeem the shares in your account, if the value of your account falls below $5,000. If you bring your account balance up to the required minimum within 30 days of being informed by the Transfer Agent that your account has become subject to the small account fee, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan – Existing shareholders who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Frequent Purchases and Sales of Fund Shares – Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund’s portfolio by its Adviser, increase portfolio transaction costs, and have a negative effect on the Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can reduce the Fund's performance.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and a redemption) within a rolling twelve month period.  Shareholders exceeding four round-trips will be investigated by the Fund and restricted possibly from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund’s Board reserves the right to modify these or adopt additional policies and restrictions in the future.

How To Transfer Shares – If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed; (4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports – Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account and an Annual and a Semi-Annual Report.

Shareholder Communications – The Fund may eliminate duplicate mailings to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 673-0550.

General – The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund’s management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions – Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the individual Fund's distribution schedule before you invest.

Taxes – In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Any long-term capital gains distributions are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund’s Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, their policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Shareholder Servicing – The Distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

MORE INFORMATION

You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the "SAI") dated December 30, 2009, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

The Navigator Fund
Class P Shares

Prospectus dated December 30, 2009

This prospectus describes The Navigator Fund, a series of shares offered by World Funds Trust. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund is authorized to offer two classes of shares, one of which, Class P Shares (“Platform Shares”), is offered to qualifying investors by this prospectus. No Load Shares are offered by a separate prospectus. To obtain a prospectus for those shares, please call (800) 673-0550.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

INVESTMENT OBJECTIVE

The Navigator Fund (the “Fund”) seeks to achieve capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests in shares of exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.  In seeking to build a portfolio designed to outperform the S&P 500 Index, the Fund’s investment adviser, Navigator Money Management, Inc. (the “Adviser”), may allocate Fund assets among equity and fixed income ETFs representing various markets, regions and countries, including the United States.   The Fund may invest in ETFs that hold foreign securities and American Depositary Receipts (“ADRs”).  The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.  The Fund may also invest in ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.  In seeking to provide such results, an ETF may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.  The Fund will not short individual securities.

In addition to ETFs, the Fund may also invest, to a limited extent, directly in common stocks that the Adviser believes present attractive opportunities.  Further, the Fund may invest directly in debt obligations as a means to reduce equity exposure and create capital appreciation potential.

In selecting investments for the Fund, the Adviser seeks to identify securities that it believes exhibit attractive valuations based on characteristics such as price movement, volatility, price to earnings ratios growth rates, price to cash flow and price to book ratios.  The Adviser will incorporate asset class selection as part of the Fund’s overall portfolio.  This strategic asset allocation is the process of dividing securities among different kinds of assets (such as stocks, bonds, real estate, precious metals and cash) to optimize the risk/reward trade-off based on achieving capital appreciation.  The Adviser utilizes quantitative research to determine the Fund’s weightings between stocks, bonds and cash, allocation among sectors and industries, and exposure to domestic and foreign markets.  The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will typically be 200%.

The Fund is a non-diversified fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  Also, the Fund may invest in a limited number of industry sectors.

PRINCIPAL RISKS

The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money.  There is no assurance that the Adviser will achieve the Fund's objective.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks affecting an investment in the Fund are set forth below.

Market Risk ― The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Fixed Income Risk – To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as “junk bonds,” and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

Investments in ETFs — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Risks of Investing in Foreign Securities — To the extent the ETFs in which the Fund invests hold securities of foreign companies, the Fund will be indirectly subject to the risks associated with these companies.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors — Investing in foreign companies, including direct investments and through ADRs which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations — The ETFs in which the Fund invests may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the ETFs’ assets denominated in that currency. Such changes will also affect the ETFs’ income. The value of the ETFs’ assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes — The interest and dividends payable on certain of the ETFs’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to shareholders, including the Fund.

Costs — To the extent that an ETF in which the Fund invests is invested in foreign securities, the ETFs expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Emerging Markets — The ETFs in which the Fund invests may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an ETFs investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Bond Market Risk — Some of the ETFs or other investment companies in which the Fund may invest are invested in a broad range of bonds or fixed-income securities. To the extent that an ETF is so invested, the return on, and value of, an investment will fluctuate with changes in interest rates. Typically, when interest rates rise, the fixed-income security’s market value declines (interest-rate risk). Conversely, the longer a fixed-income security’s maturity, the lower its yield and the greater the risk of volatility (maturity risk). A fixed-income security’s value can also be affected by changes in the security’s credit quality rating or its issuer’s financial condition (credit quality risk). This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Other factors may affect the market price and yield of fixed-income securities, including investor demand, changes in the financial condition of issuers of securities, government fiscal policy and domestic or worldwide economic conditions.

Short Sales Risk — To the extent an ETF sells securities “short,” the Fund will indirectly be subject to short sales risk.  Short sales are transactions in which an ETF sells a security it does not own. An ETF must borrow the security to make delivery to the buyer. The ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the ETF. If the underlying security goes down in price between the time the ETF sells the security and buys it back, the ETF will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if an ETF is required to close out a short position earlier than it had intended. This would occur if the securities lender required the ETF to deliver the securities the ETF borrowed at the commencement of the short sale and the ETF was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  Moreover, the Fund may be indirectly subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with an ETF’s open short positions. These expenses negatively impact the performance of the ETF. For example, when an ETF short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the ETF’s unrealized gain or reduces the ETF’s unrealized loss on its short sale transaction. To the extent that the dividend that an ETF is obligated to pay is greater than the return earned by the ETF on investments, the performance of the ETF will be negatively impacted. Furthermore, the ETF may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause an ETF to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Tax Risk — The ETF’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the ETF’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to the Fund and therefore the Fund's shareholders.  Due to the nature of the Fund’s investment strategies and expected high portfolio turnover rate, as discussed in this Prospectus, distributions of the Fund’s net investment income may likely be short-term capital gains that are taxable at ordinary income rates (as high as 35%).  In addition, certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxes”) which must be met in order for the Fund to maintain its status as a regulated investment company under the Code.  If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund's portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Derivatives Risk — To the extent the Fund invests in ETFs that hold derivatives, the Fund will indirectly be subject to derivatives risk.  Derivatives are often more volatile than other investments and may magnify the gains or losses of an ETF. There are various factors that affect an ETF’s ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives an ETF buys or sells. An ETF could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent an ETF from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by an ETF for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the ETF. Derivatives are often more volatile than other investments and an ETF may lose more in a derivative than it originally invested in it.

Leveraging Risk – To the extent the Fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk. The more an ETF invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF’s shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF’s portfolio securities or other investments. An ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause an ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where an ETF, for any reason, is unable to close out the transaction. In addition, to the extent an ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF’s investment income, resulting in greater losses. The value of an ETF’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF’s investment strategies involve consistently applied leverage.

Concentration Risk – By concentrating Fund investments in a single industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Non-Diversification Risk ― The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Stock Selection Risk ― Like all actively managed funds, there is a risk that the Adviser’s strategy for managing the Fund may not achieve the desired results.  The portfolio securities selected by the Adviser may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective.  In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events.  As a result, the price of the Fund’s investments may go down and you could lose money on your investment.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

PERFORMANCE HISTORY

The Fund is new, and therefore has no performance history.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)
Class P Shares
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fees(1)	None
Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	1.00%
Distribution (12b-1) Fees(2)	0.25%
Other Expenses(3)	0.50%
Acquired Fund Fees and Expenses (4)	0.15%
Total Annual Fund Operating Expenses	1.90%
Less Fee Waivers and Reimbursements	0.00%
Net Expenses(5)	1.90%

(1)	A shareholder electing to redeem shares by telephone may be charged $10 for each such redemption request.

(2)
The Board has approved a Distribution (12b-1) and Services Plan for the Class P Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees."  The 12b-1 fees borne by the Class P Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

(3)	Other Expenses are based on estimates for the current fiscal year.

(4)
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.

(5)
The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Net Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.90% of the Fund’s Class P Shares’ average daily net assets until January 31, 2012.

Example:

The following expense examples show the expenses that you could pay over time.  It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

1 Year                                      3 Years

Class P Shares                              $193                                           $597

MORE INFORMATION ABOUT RISK

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests the money in securities.

The Fund has investment goals and strategies for reaching these goals. The Adviser invests the Fund’s assets in a way that it believes will help the Fund achieve its goals. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The judgments of the Adviser about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.  A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s NAV to fluctuate.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Fixed Income Risk— The market value of fixed income securities changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Security Risk — Investments in securities of foreign companies (including direct investments as well as investments through Depository Receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.  Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

While the Fund intends to remain substantially invested in equity securities, the Fund may invest in high quality money market instruments during times when excess cash is generated or when cash is held pending investment in suitable securities. Such money market investments include short-term U.S. government securities or other forms of indebtedness, such as bonds, certificates of deposit or repurchase agreements.

This prospectus describes the Fund’s principal investment strategy, and the Fund will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Fund also may use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

Temporary Defensive Positions ― The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  When the Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. government securities (such as bills, notes, or bonds of the U.S. government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements.  For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies.  These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it may not achieve its stated investment objective. The Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such defensive strategies will be utilized.

Changes in Investment Objective — The Fund’s investment objective may be changed by sole action of the Board of Trustees, without the approval of the Fund’s shareholders, upon 30 days’ written notice to shareholders.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s SAI.

MANAGEMENT

The Trust ― The Trust was organized as a Delaware statutory trust on April 9, 2007.  The Trust is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund". The Trust has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Management ― Navigator Money Management, Inc., a New York corporation formed in 1996 and located at 1207 Route 9, Suite 10, Wappingers Falls, NY 12590, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). In addition to the Fund, the Adviser also provides investment advice to individuals, pension and profit sharing plans, trusts, estates and charitable organizations.  As of March 12, 2009, the Adviser had approximately $96 million in assets under management.

The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.  Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets.  The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired Fund fees and expenses, and extraordinary expenses) from exceeding 1.90% of the Fund’s Class P Shares’ average daily net assets until January 31, 2012.  If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the Fund’s Class P Shares’ maximum expense limitation of 1.90% so the Adviser may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

A discussion regarding the basis for the Board's approval of the Advisory Agreement will be available in the Fund's Semi-Annual Report to Shareholders dated January 31, 2010.

Portfolio Manager – Mark A. Grimaldi, CFS, the Fund’s Portfolio Manager, is a founder, President and part owner of the Adviser.  Mr. Grimaldi also serves as Vice President of Prestige Financial, Inc.  He began his career in money management in 1986 as an Investment Coordinator at Meyer Handelman Company in New York.  After two years, he joined Prime Financial Services as Director of Operations.  In 1992, Mr. Grimaldi accepted a position as Manager, Securities Operations at Marshall & Sterling Consultants in Poughkeepsie, New York.  In 1997, he earned the Certified Fund Specialist (CFS) designation.  Mr. Grimaldi has held various securities licenses including Series 6, 7, 24, & 63. From March of 1989 through October 2005, Mr. Grimaldi coordinated and taught securities training classes at Dutchess Community College, Poughkeepsie, New York.  In 2004, Mr. Grimaldi became Chief Portfolio Manager of the Navigator Newsletters for which he currently writes the lead economic forecast article.  Mr. Grimaldi co-managed 80% of the original Navigator Fund from January 1, 2008 through January 30, 2009.   Mr. Grimaldi graduated Albany State University in 1985 with a BA degree in Economics.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of securities in the Fund.

SHAREHOLDER INFORMATION

The Fund's share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange ("NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Class P Shares’ NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to its Class P Shares, subtracting any liabilities attributable to Class P Shares, and then dividing by the total number of Class P Shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of various classes of the Fund may vary.

Class P Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price for Class P Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Share Class Alternatives – The Fund is currently authorized to offer investors two different classes of shares; only Class P Shares are offered by this prospectus. Additional information concerning the Fund's No Load Shares may be obtained by reading a copy of that prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

PURCHASING SHARES

You may purchase Class P Shares through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares (collectively, “Financial Intermediaries”).  Brokers may charge transaction fees for the purchase or sale of Fund shares, depending on your arrangement with the broker. You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 673-0550. Financial Intermediaries who offer Class P Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Customer Identification Program – Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Public Offering Price – When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price for Class P Shares is equal to the Fund's NAV. The Trust reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Minimum Investments – The minimum initial investment for Class P Shares of the Fund is $5,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Purchases by Mail – For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the "Transfer Agent"), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, together with your check payable to the Fund. Please be sure to specify which class of shares in which you wish to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire – You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Trust at (800) 673-0550 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent.  This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone – You may also purchase shares by telephone, by contacting the Fund at (800) 673-0550 or the Transfer Agent at (800) 628-4077.

REDEEMING SHARES

You may redeem Class P Shares at any time and in any amount by mail or telephone. You may also redeem Fund shares through Financial Intermediaries or through authorized broker-dealers.  Brokers may charge transaction fees for the sale of Fund shares, depending on your arrangement with the broker.

For your protection, the Transfer Agent will not redeem your Class P Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

Your shares will be redeemed at the net asset value per share next determined after receipt of a redemption request in good order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Trust may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Class P Shares through a Financial Intermediary, it is the intermediary’s responsibility to transmit your order in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such intermediary.

Delivery of the proceeds of a redemption of Class P Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until a completed account application for the account is received to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail – To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered to the following address:

The Navigator Fund
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone – You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Fund at (800) 673-0550 or the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire – If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

ADDITIONAL INFORMATION

Signature Guarantees – To help to protect you and the Trust from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and, (3) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either: (a) the written request for redemption; or (b) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form – Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts – Due to the relatively higher cost of maintaining small accounts, the Trust may deduct a fee of $50 per year (billed quarterly) from your account or may redeem the shares in your account, if the value of your account falls below $5,000. If you bring your account balance up to the required minimum within 30 days of being informed by the Transfer Agent that your account has become subject to the small account fee, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan – Existing shareholders who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Frequent Purchases and Sales of Fund Shares – Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund’s portfolio by its Adviser, increase portfolio transaction costs, and have a negative effect on the Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Adviser may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can reduce the Fund's performance.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and a redemption) within a rolling twelve month period.  Shareholders exceeding four round-trips will be investigated by the Fund and restricted possibly from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund’s Board reserves the right to modify these or adopt additional policies and restrictions in the future.

How To Transfer Shares – If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s); (3) the new account registration, address, Social Security Number or taxpayer identification number and how dividends and capital gains are to be distributed; (4) any stock certificates which have been issued for the shares being transferred; (5) signature guarantees (See "Signature Guarantees"); and (6) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports – Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account and an Annual and a Semi-Annual Report.

Shareholder Communications – The Fund may eliminate duplicate mailings to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 673-0550.

General – The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund’s management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions – Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the individual Fund's distribution schedule before you invest.

Taxes – In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Any long-term capital gains distributions are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent future legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund’s Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, their policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

Rule 12b-1 Fees – The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act for Class P Shares (the “Rule 12b-1 Plan”). Pursuant to the Rule 12b-1 Plan, the Fund may finance from the assets of Class P Shares certain activities or expenses that are intended primarily to result in the sale of shares of Class P Shares. The Fund finances these distribution and service activities through payments made to the Fund’s Distributor. The fee paid to the Fund’s Distributor is computed on an annualized basis reflecting the average daily net assets, up to a maximum of 0.25% for Class P Shares. Because these fees are paid out of the Fund’s Class P Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Shareholder Servicing – The Distributor is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Distributor and perform these functions on behalf of their clients who own shares of the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

MORE INFORMATION

You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the "SAI") dated December 30, 2009, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 673-0550 or by e-mail at: mail@ccofva.com.  General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

WORLD FUNDS TRUST
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550

STATEMENT OF ADDITIONAL INFORMATION

The Navigator Fund

a series of the WORLD FUNDS TRUST

Investment Adviser:
Navigator Money Management, Inc.

December 30, 2009

This Statement of Additional Information ("SAI") is not a prospectus.  It should be read in conjunction  with the current  prospectuses dated December 30, 2009, of The Navigator Fund (the "Fund") as listed below, as they may be supplemented or revised from time to time.

This SAI is incorporated by reference into the Fund's prospectuses. You may obtain the prospectuses of the Fund, free of charge, by writing to World Funds Trust (the "Trust"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 673-0550.

Current prospectuses:

•	No Load Shares; and
•	Class P Shares ("Platform Shares");

THE TRUST

General. World Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund". The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

The Fund. This SAI relates to the prospectuses for The Navigator Fund and should be read in conjunction with the applicable prospectus. This SAI is incorporated by reference into the Fund's prospectuses.  No investment in shares should be made without reading the applicable prospectus. The Fund is a separate investment portfolio or series of the Trust.

Description of Multiple Classes of Shares. The Fund is authorized to issue two classes of shares: No Load Shares, imposing no front-end sales charge and not charging 12b-1 fees; and Platform Shares, imposing no front-end sales charge and charging a 0.25% 12b-1 fee.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

Non-Diversification. The Fund is non-diversified, as that term is defined in the 1940 Act, which means that a relatively high percentage of assets of the Fund may be invested in securities of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Fund be diversified (i.e., that it will not invest more than 5% of its assets in the securities of any one issuer) with respect to 50% of its assets. Per Subchapter M of the Code, the IRS requires that more than 50% of the Fund's total assets must consist of: cash; U.S. government securities; investments in other mutual funds; and individual securities that represent less than 5% of the Fund's total assets.
In addition, Subchapter M requires that no more than 25% of the value of the Fund's total assets is invested in (i) the securities (other than U.S. government securities or securities of other mutual funds) of any one issuer, (ii) the securities (other than the securities of other mutual funds) of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or (iii) the securities of one or more publicly traded partnerships.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's Adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the Adviser's opinion, to meet the Fund's objective. The Fund’s adviser anticipates that the average annual portfolio turnover rate of the Fund will typically be 200%.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective may invest in any type of security whose characteristics are consistent with its investment programs described below.

Exchange-Traded Funds ("ETFs")

The Fund will invest in exchange-traded funds. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An "index-based ETF" seeks to provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An "enhanced ETF" seeks to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF, inparticular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments.

When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF's expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF's value being more volatile than the underlying securities or other investments.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called "creation units." Creation units are issued to anyone who deposits a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value ("NAV")) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends. Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its NAV.

The Fund intends to be an intermediate-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund's best interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

The Fund may invest in commodity-based ETF shares which are not registered as an investment company (see "Other Investment Companies" below) under the 1940 Act. These investments may include, but are not limited to, DB Commodity Index Tracking Funds ("DBC"), GSCI Commodity Indexed Trust Funds ("GSG") or U.S. Dollar Index Funds ("UUP" or "UDN"). The main purpose of investing in ETFs of non-registered investment companies is to reduce risk and incur significant returns over the fiscal year. Furthermore, in connection with its investment in ETF shares, the Fund will incur various costs. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs. In addition, the Fund is subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, Trustees fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the NAV of ETFs and therefore the shares representing a beneficial interest therein.

There is a risk that the ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire NAV falls below a certain amount. Although the Adviser believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxes”) which must be met in order for the Fund to maintain its status as a regulated investment company under the Code.  If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund's portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Other Investment Companies

The Fund may invest its assets in shares of other investment companies, including money market funds, other mutual funds or ETFs. The Fund's investments in money market funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company.

Equity Securities

The Fund will invest in equity securities directly or indirectly through its investments in shares of ETFs. An equity security, or stock, represents a proportionate share of the ownership of a company. Its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock.

To the extent the Fund is invested in the equity securities of small or medium-size companies, directly or indirectly, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets, financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.

Fixed-Income Securities

The Fund will invest in fixed-income securities directly or indirectly through its investments in shares of ETFs, including government and corporate bonds, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds. Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time. Fixed-income securities purchased by the Fund may consist of obligations of any rating. Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or below "BBB" by Standard & Poor's Ratings Group ("S&P") or below investment grade by other recognized rating agencies. The Fund may also invest in other mutual funds that invest in unrated securities of comparable quality under certain circumstances. Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:

➢
Sensitivity to Interest Rate and Economic Change. The economy and interest rates affect high yield securities differently than other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Underlying Fund's asset values.

➢
Payment  Expectations.  High yield bonds present  certain risks based on payment  expectations.   For  example,  high  yield  bonds  may  contain redemption  and  call   provisions.   If  an  issuer   exercises   these provisions  in a declining  interest  rate market,  the Fund or an ETF the Fund invests in would have to  replace  the  security  with a lower  yielding  security, resulting  in a  decreased  return  for  investors.  Conversely,  a high yield bond's value will decrease in a rising  interest  rate market,  as will the value of the Fund's or ETF’s assets.  If the Fund or an ETF the Fund invests in experiences  unexpected  net  redemptions,  it may be forced to sell its high yield bonds  without  regard to their  investment  merits,  thereby decreasing  the asset base upon  which the  Fund's  or ETF’s expenses can be spread  and  possibly  reducing  the  Fund's  or ETF’s rate of return.

➢
Liquidity and Valuation. To the extent that there is no established retail  secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

➢
Credit  Ratings.  Credit  ratings  evaluate the safety of principal  and interest  payments,  not the  market  value  risk of high  yield  bonds. Also,  because  credit  rating  agencies  may fail to timely  change the credit  ratings  to reflect  subsequent  events,  the Fund or an ETF the Fund invests in must monitor  the  issuers  of  high  yield  bonds  in  their  portfolios  to determine if the issuers will have  sufficient  cash flow and profits to meet  required  principal  and  interest  payments,  and to  assure  the bonds' liquidity so the Fund or an ETF the Fund invests in can meet redemption requests.

High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities. The Fund or an ETF the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.

The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see Appendix A.

Foreign Investments and Currencies

The Fund will invest indirectly, through its investments in shares of ETFs, in securities of foreign issuers of any size and foreign securities traded on a national securities market.

Depositary Receipts. The ETFs in which the Fund invests may invest their assets in securities of foreign issuers in the form of depositary receipts, including ADRs, which are securities representing securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The ETFs in which the Fund invests may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the underlying fund's assets denominated in that currency. Such changes will also affect the underlying fund's income. The value of the underlying fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes. The interest and dividends payable on certain foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to shareholders, including the Fund.

Costs. To the extent that an ETF in which the Fund invests is invested in foreign securities, the ETF’s expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Emerging Markets. The ETFs in which the Fund invests may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Derivative Instruments

As a non-principal investment strategy, the Fund may use futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Derivative Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the Fund's ability to use Derivative Instruments will be limited by tax considerations. Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act. In addition to the instruments, strategies and risks described below and in the Prospectus, the Fund's Adviser may discover additional opportunities in connection with Derivative Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities.

Special Risks. The use of Derivative Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

(1)           Successful use of most Derivative Instruments depends upon the Adviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (e.g., financial instruments other than purchased options). If the Fund were unable to close out its positions in such financial instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the
"counter-party") to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover. Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. (the "Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Under the supervision of the Board of Trustees, the Fund will determine whether investments in futures contracts and options thereon are illiquid. The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid; that is, not readily marketable.

Options. Put and call options for various securities and indices are traded on national securities exchanges. As is consistent with a Fund's investment objectives, options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" - the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund may engage in option transactions as hedging transactions, there are risks associated with such investments, including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices.  Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

Swaps, Caps, Floors and Collars. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities that a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

Short Sales

The Fund may invest in ETFs that engage in short sales.  Short sales are transactions in which a fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the fund. To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, the fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A fund also will incur transaction costs in effecting short sales.

A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. Short sales may, however, protect a fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount a fund owns, either directly or indirectly. There can be no assurance that a fund will be able to close out a short position at any particular time or at an acceptable price.

A fund also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, a fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short. The dollar amount of short sales may not exceed 50% of the net assets of a fund at any time.

Borrowing

The Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's NAV and on the Fund's investments. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may also borrow money to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund's portfolio.

Securities Lending

The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Temporary and Cash Investments

When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of the Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual fund shares and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. The Fund may invest in any of the following securities and instruments:

Money Market Mutual Funds. The Fund may invest in money market mutual funds in connection with its management of daily cash positions, in an attempt to sidestep market declines or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's investments in money  market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund's direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "A" or higher by S&P or "A" or higher by Moody's. For a more detailed description of ratings, please see Appendix A.

Illiquid Securities

Certain types of securities in which the Fund may invest may be illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on the Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees. The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees). The Adviser will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security. Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by an NRSRO; the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed. If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of the Fund's net assets. Investing in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities. The Fund is permitted to sell restricted securities to qualified institutional buyers.

Other Investments

The Fund may also invest in the following.

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Bank Investment Contracts. BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as are GNMA certificates, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities. These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations and real estate mortgage investment conduits, that are rated in one of the top three rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by each Fund's investment managers. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of each Fund's investment managers, liquidity or other considerations so warrant.

Restricted Securities. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As is consistent with a Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment purposes. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent that it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

Separately Traded Interest and Principal Securities ("STRIPs"). STRIPs are component parts of U.S. Treasury securities traded through the federal book-entry system. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities.

Short-Term Obligations of State and Local Government Issuers. The Fund may, when deemed appropriate by the Adviser and in light of each Fund's investment objective, invest in high quality, short-term obligations issued by state and local governmental issuers which, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

Standby Commitments. Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Fund may enter into standby commitments only with those dealers whose credit the Adviser believes to be of high quality.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. Government Agency Obligations. Obligations issued or guaranteed by agencies of the U.S. government, including, but not limited to, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. government, including, but not limited to, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury and U.S. Government Agency Securities. Any guarantee by the U.S. government of the securities in which either Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPs.

Variable and Floating Rate Instruments. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

When-Issued And Delayed Delivery Securities. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.

INVESTMENT LIMITATIONS

Fundamental Investment Policies and Restrictions - The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may:

1.           Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.           Not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.           Not make loans, except to the extent permitted under the 1940 Act, the rules  and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.           Not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.           Not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies - In addition to the Fund's investment objective(s), the following investment limitations of the Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

The Fund may:

1.           Purchase  securities  which  would  cause  25% or more of the total assets  of a Fund  to be  invested  in  the  securities  of one or  more issuers  conducting  their  principal  business  activities  in the same industry.

2.           Not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

3.           Not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4.           Not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5.           Not hold illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Commodities and Real Estate. The 1940 Act does not directly restrict an investment company's ability to invest in commodities or real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in commodities or real estate. However, the Fund's current investment policy is as follows: the Fund will not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

INVESTMENT ADVISER

Adviser – Navigator Money Management, Inc., located at 1207 Route 9, Suite 10, Wappingers Falls, NY 12590(the “Adviser”), is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a New York corporation.

Under the Advisory Agreement, the Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Adviser, subject to the general supervision of the Board and in accordance with the investment objectives, policies and restrictions of the Fund, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has contractually agreed to reduce its advisory fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the applicable class until January 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce its fees or make expense limitation reimbursements, the Board may permit the Adviser to retain the difference between the total annual Fund operating expenses and the amounts listed below to recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Class P Shares	No Load Shares
1.90%	1.65%

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

PORTFOLIO MANAGER

Portfolio Manager - As described in the prospectus, Mr. Grimaldi serves as the Portfolio Manager responsible for the day-to-day investment management of the Fund. This section includes information about the Portfolio Manager, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

In addition to the Fund, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. Note that none of the accounts listed below are subject to a performance-based advisory fee. The information below is provided as of March 31, 2009.

Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	Number Of Total Accounts Assets	Number Of Total Accounts Assets	Number Of Total Accounts Assets (in millions)
Mark Grimaldi	0 n/a	0 n/a	1,125 90

Conflicts of Interests - The Portfolio Manager's management of "other accounts" could give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Fund.  This could result in a potential conflict of interest as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another.  However, the "other accounts" are managed using the Portfolio Manager's models, the holdings of these models are comprised entirely of mutual funds.  The once daily pricing of mutual funds reduces any conflict whereby the Portfolio Manager's knowledge about the size, timing and possible impact of Fund trades could be used to the advantage of other accounts and to the disadvantage of the Fund.  The Adviser's use of mutual funds in the "other accounts" and ETFs as the investment vehicle of the Fund in addition to the Adviser's established policies and procedures ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation - For his services, the Portfolio Manager receives a fixed annual salary plus a discretionary bonus. The Portfolio Manager does not receive compensation that is based on the investment performance or asset value of the Fund, any separate account strategy, partnership, other commingled account or private account. The Portfolio Manager does not receive any special or additional compensation from the Adviser for his services as Portfolio Manager. The Portfolio Manager receives a salary from the Adviser.

Fund Shares Owned by Portfolio Manager - The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. Because the Fund is new, as of the date of this SAI, the Portfolio Manager does not beneficially own shares of the Fund.

SERVICE PROVIDERS

Administrator - Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the first $75 million of average daily net assets of the Fund; and 0.07% on the average daily net assets of the Fund in excess of $75 million subject to a $30,000 minimum. CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. For compliance services related to the administration, transfer agency and underwriting services provided to the Fund, CSS shall be paid monthly at the annual rate of $12,000 per fund on funds with assets ranging from $0.00 million to $50 million; $18,000 per fund on funds with assets greater than $50 million but less than $250 million; and $24,000 on assets greater than $250 million. CSS reserves the right to waive this fee.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund's assets outside of the United States of America. The Delegate shall place and maintain the Fund's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 acts as the accounting services agent of the Fund. As the accounting services agent of the Fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Trust, Commonwealth Fund Services, Inc. ("CFSI" or the "Transfer Agent") acts as the Trust's transfer and dividend disbursing agent. CFSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

CFSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. CFSI is responsible for processing orders and payments for share purchases. CFSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

Principal Underwriter - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Fund's shares is continuous.  At present,  the Fund is offering No Load Shares and Platform Shares.  No Load Shares have no sales loads or distribution (i.e., 12b-1) fees. FDCC may receive Rule 12b-1 fees from the Platform  Shares of the Fund, as described in the applicable prospectus and this SAI.

Independent Registered Public Accounting Firm - The Trust's independent registered public accounting firm, Cohen Fund Audit Services, Ltd., audits the Trust's annual financial statements, assists in the preparation of certain reports to the SEC and prepares the Trust's tax returns. Cohen Fund Audit Services, Ltd. is located at 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145-1524.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers - The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk(*).

INTERESTED TRUSTEES

Name, Address & Year of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Number of Portfolios Overseen By Trustee

Franklin A. Trice, III* 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 1963	Interested Trustee, Chairman, President Since January, 2008	Indefinite.	4

	Principal Occupation During Past Five Years		Other directorships Held by Trustee

Managing Director, Commonwealth Shareholder services, Inc. from 2001 to 2009.  President Virginia Management Corp. (investment adviser) from 1999 to 2001.  B.A. in History from Virginia Military Institute (1986).   Held by
None
NON-INTERESTED (INDEPENDENT TRUSTEES:
Name, Address & Year of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Number of Portfolios Overseen By Trustee

J. Gordon McKinley, III 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 1963	Independent Trustee Since June, 2008	Indefinite.	4
	Principal Occupation During Past Five Years		Other directorships Held by Trustee

Regional   Sales   Manager,    Nephron Pharmaceuticals   Corp.,   VA,   since 2007.    Vice   President,     Sales, Tredegar Trust  Company,  from 2003 to 2007. Vice  President,  Trusco Capital Management,  1997  to  2003.  B.A.  In English,  Virginia Military  Institute (1986)
None
OFFICERS WHO ARE NOT ALSO TRUSTEES:

Name, Address & Year of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Number of Portfolios Overseen By Trustee
Karen M. Shupe 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 1964	Treasurer Since June 2008	Indefinite	4
	Principal Occupation During Past Five Years		Other directorships Held by Trustee
	Executive Vice President of Commonwealth Shareholder Services, since 2003. Financial Reporting Manager, Commonwealth Shareholder Services, Inc. from 2001 to 2003.		None
Name, Address & Year of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Number of Portfolios Overseen By Trustee
Lauren Jones 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 1982	Secretary since December 2009	Indefinite.	4
	Principal Occupation During Past Five Years		Other directorships Held by Trustee
	Relationship Manager Commonwealth Shareholder Services, Inc. since 2006 Account Manager, Insider NYC, an Event Planning firm, from 2004 to 2005.		N/A
Name, Address & Year of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Number of Portfolios Overseen By Trustee
David D. Jones, Esq. 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 1957	Chief Compliance Officer Since June 2008	Indefinite	4
	Principal Occupation During Past Five Years		Other directorships Held by Trustee

Managing Member, Drake Compliance, LLC, a regulatory consulting firm, since 2004.  Principal Attorney, David Jones & Assoc., P.C., a law firm, since 1998.B.A. In Economics from the university of Texas at Austin- 1983.  Juris Doctorate(cum laude)from St. Mary's Law School-1994.
Penn Street Funds

* Mr. Trice is deemed to be an “interested” person of the Trust due to his past and present relationships with the Administrator and Distributor.

Each trustee will hold office until the Trust's next meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. McKinley. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.

Trustee Compensation - Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The table below sets forth the compensation paid to each qualifying Trustee for the fiscal year ended July 31, 2009.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Trice	None	None	None	None
Burke*	None	None	None	None
McKinley	None	None	None	None

*           Served as trustee until November 11, 2009

Trustee Ownership of Fund Shares - As of December 302009, the Trustees owned the following aggregate amounts of Fund shares:

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Funds)
Interested Trustee
Trice	None	None
Independent Trustees
McKinley	None	None

Sales Loads - No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the adviser or the principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities - The Fund, the Adviser and principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for its own account.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling (800) 673-0550; and (2) on the SEC's website at http://www.sec.gov.

PRINCIPAL SECURITIES HOLDERS

As of December 30, 2009 there were no accounts that owned 5% or more of the outstanding voting shares of the Fund's Shares.

Management Ownership. As of December 30, 2009, the trustees and officers, as a group, owned less than 1% of the outstanding shares of the Trust its series or classes.

DETERMINATION OF NET ASSET VALUE

General Policy - The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Money Market Securities and other Debt Securities - If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

Use of Third-Party Independent Pricing Agents - Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

DISTRIBUTION

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Plan of  Distribution. The Fund has a Plan of Distribution or "12b-1 Plan" for its Platform Shares under which it may finance certain activities  primarily intended to sell such class of shares,  provided the  categories of expenses are approved in advance by the Board and the expenses paid under the 12b-1 Plan were incurred  within the  preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to the  Distributor at an annual rate of 0.25% of the Fund's  Platform Shares average daily net assets.  Payments  for  distribution  expenses  under the 12b-1 Plan are  subject to Rule 12b-1 under the 1940 Act.  Rule 12b-1 defines distribution  expenses to include the cost of "any  activity  which is  primarily  intended  to  result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment  company may bear such  expenses  only  pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred,  will be made to the Board for its review at least  quarterly.  The 12b-1  Plan  provides  that it may not be  amended  to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan without  shareholder  approval,  and that any other type of material amendment must be approved by a majority of the Board and by a majority of the trustees who are neither "interested  persons" (as defined in the 1940  Act) of the  Trust  nor have any  direct  or  indirect  financial interest in the  operation  of the 12b-1 Plan or in any related  agreement  (the "12b-1  Trustees"),  by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable class' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization (defined below) is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

In addition, the Fund may also pay a fee to an institution (a "Service Organization") for shareholder support services, which may not exceed the annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Platform Shares and No Load Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. This amount may be paid outside of the Fund's Rule 12b-1 Plan, but pursuant to a Shareholder Servicing Plan.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Platform Shares.

The Trust understands that Service Organizations may charge fees to their customers who are the beneficial owners of Platform Shares, in connection with their accounts with such Service Organizations. Any such fees are not within and would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Platform Shares.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares. You may purchase Fund shares directly from the Distributor.  You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution.  The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time.

Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. Shareholders may exchange their shares for the same class of shares of any other fund of the Trust, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements.  A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent may charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third  business day following the sale. The fund you are seeking to exchange into may also delay  issuing  shares until the third  business  day. The sale of Fund shares to  complete an exchange  will be effected at the net asset value of the fund next  computed  after your  request for  exchange is received in proper form.

Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Trust.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board may  suspend  the right of  redemption  or  postpone  the date of payment  during any period  when (a)  trading on the New York Stock  Exchange is restricted  as  determined  by the SEC or such exchange is closed for other than weekends and holidays,  (b) the SEC has by order permitted such  suspension,  or (c) an emergency,  as defined by the rules of the SEC,  exists during which time the sale of Fund  shares or  valuation  of  securities  held by the Fund are not reasonably practicable.

SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Telephone Transactions. A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans. Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1.
Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2.	Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at (800) 673-0550. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI.  New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Dividends received by the Fund from an ETF taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF. If you lend your Fund shares pursuant to a securities lending or similar arrangement, you may lose the ability to treat dividends (paid while the Fund shares are held by the borrower) as qualified dividend income. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The ETFs in which the Fund invests may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. The Fund, however, is not expected to be able to pass these benefits along to its shareholders.

Investment in Complex Securities - The Fund may invest, directly or indirectly through an investment in an ETF, in complex securities such as original issue discount obligations, the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of  the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in such Fund.

Election to be Taxed as a Regulated Investment Company - The Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund generally pays no federal income tax on the income and gains it distributes to you.  In order for the Fund to qualify to be treated as a RIC under Subchapter M of the Code, the Fund must, among other requirements, receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test").

The Fund intends to invest in ETFs that are taxable as RICs under the Code.  Accordingly, the income the Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above.  However, the Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

In addition, the Fund must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without any deduction for dividends paid to shareholders) and at least 90% of its net tax-exempt interest income, if any, for each tax year to its shareholders. If the Fund meets all of the requirements to be taxable as a RIC, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

Although the Fund intends to distribute substantially all of their net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

The Board reserves the right not to maintain the qualifications of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Code requires a RIC to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Trust, the Internal Revenue Service (the “IRS”) will require that you report a gain or loss on your redemption or exchange.  The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. This preferential treatment may not be available to the extent the Fund receives such interest indirectly through an investment in an ETF. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”).  Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders.  However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund or an underlying ETF invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) Fund shares constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund or an underlying ETF from holding investments in REITs that hold residual interests in REMICs.  The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Back-up Withholding - In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who:  (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

The Fund may be subject to tax or taxes in certain states where the Fund does business.  Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions - Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Brokerage Selection - The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services.  Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser  under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Adviser  faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates - The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the "1934 Act") and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers" - The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. Because the Fund is new, the Fund did not hold any securities of "regular brokers and dealers" as of the most recent fiscal year end.

Allocation - When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Trust is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1.           to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2.           to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3.           to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4.           to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Trust and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment Adviser, principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment Adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, its investment adviser nor any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust's Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

Rule 18f-3 Plan - The Board has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in such Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another fund.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. The Fund's proxy voting record for the most recent fiscal year-end is available upon request by calling 1-800-673-0550 or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to *obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

The Navigator Fund
c/o World Funds Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Telephone: (800) 673-0550
e-mail: mail@ccofva.com

                                                                     Appendix A

APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1
This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1
Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the  following characteristics:

-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

Description of Municipal Note Ratings

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

-	Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

-	Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

Description of Corporate Bond Ratings

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.  Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

Moody's

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch Inc. ("Fitch")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality.  The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.  While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                                                    Appendix B

APPENDIX B - PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

I. POLICY.

Navigator Money Management, Inc.  (the "Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Adviser's clients have delegated to the Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its Advisory Agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II. PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES.

The Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A. Conflicts of Interest.
Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below:

1.
Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.
Obtain Consent of Clients. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that client's account.

3.
Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Adviser to forward all proxy matters in which the Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Adviser will abstain from voting the securities held by that client's account.

The Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.
Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser for such account, it will promptly be forwarded to the client or specified third party.

2.
Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.
Limited Value. If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.
Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for the purposes of voting.

5.
Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Adviser to any written or oral client request for proxy voting information; (vi) any documents prepared by the Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and (vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. The Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Adviser.

The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

•	the name of the issuer of the portfolio security;
•	the exchange ticker symbol of the portfolio security(1);
•	the CUSIP number of the portfolio security(1);
•	the shareholder meeting date;
•	a brief description of the matter voted on;
•	whether the matter was put forward by the issuer or a shareholder;
•	whether the mutual fund voted;
•	how the mutual fund cast its vote; and
•	whether the mutual fund cast its vote for or against management.

V. GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.
Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2.	Providing cumulative voting rights.

B. Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1.	Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.	Date and place of annual meeting.

3.	Limitation on charitable contributions or fees paid to lawyers.

4.	Ratification of directors' actions on routine matters since previous annual meeting.

5.
Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.	Limiting directors' liability.

7.
Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8.
The Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.	Employee Stock Purchase Plans.

10.	Establish 40 1(k) Plans.

C. Case-By-Case.

The Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.	Pay directors solely in stock;

2.	Eliminate director's mandatory retirement policy;

3.	Rotate annual meeting location or date;

4.	Changes in the state of incorporation;

5.	Social and corporate responsibility issues;

6.	Option and stock grants to management and directors; and

7.	Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D. Investment Company Issues.

From time to time the Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.	Elect directors or trustees;

2.	Ratify or approve independent accountants;

3.	Approve a new investment Adviser or Sub-Adviser;

4.	Approve a change to an investment advisory fee;

5.	Approve a Distribution (i.e., Rule 12b-1) Plan;

6.	Approve a change in a fundamental investment objective, policy or limitation;

7.	Approve a change in the state of incorporation; and

8.	Approve a plan of reorganization or merger.

The Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment Adviser or Sub-Adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
[Missing Graphic Reference]

(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

OTHER INFORMATION

 Item 23.  Exhibits:

(a)           Articles of Incorporation.

1.
Certificate  of Trust of World Funds Trust  (formerly,  Abacus  World Funds Trust) (the  "Registrant")  dated April 9, 2007 is  incorporated  herein by reference  to  Exhibit  (a)(1)  of  Pre-Effective  Amendment  No.  1 to the Registrant's  Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the U.S.  Securities and Exchange  Commission (the "SEC") via EDGAR Accession No. 0001040674-08-000032 on July 8, 2008.

2.
Certificate  of  Amendment  dated  January  7,  2008  to  the  Registrant's Certificate  of  Trust  dated  April  9,  2007 is  incorporated  herein  by reference  to  Exhibit  (a)(2)  of  Pre-Effective  Amendment  No.  1 to the Registrant's  Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172)   as   filed   with   the   SEC   via   EDGAR    Accession   No. 0001040674-08-000032 on July 8, 2008.

3.
Registrant's  Agreement  and  Declaration  of Trust dated April 9, 2007, as revised  June 23,  2008,  is  incorporated  herein by  reference to Exhibit (a)(1) of Pre-Effective  Amendment No. 3 to the  Registrant's  Registration Statement on Form N-1A (File Nos.  333-148723  and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

(b)            By-Laws.

1.
Registrant's  By-Laws  dated  April 9,  2007  are  incorporated  herein  by reference  to  Exhibit  (b)  of  Pre-Effective   Amendment  No.  1  to  the Registrant's  Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172)   as   filed   with   the   SEC   via   EDGAR    Accession   No. 0001040674-08-000032 on July 8, 2008.

(c)           Instruments Defining Rights of Security Holders.

Not applicable.

(d)           Investment Advisory Contracts.

1.
Investment  Advisory  Agreement dated July 30, 2008 between the  Registrant  and  Commonwealth  Capital  Management,  LLC, with respect to the  Commonwealth Small  Cap   Fund,   is   incorporated   herein  by reference  to  Exhibit   (d)(1)  of   Pre-Effective Amendment  No. 3 to the  Registrant's  Registration Statement  on Form N-1A (File Nos.  333-148723  and 811-22172)   as  filed   with  the  SEC  via  EDGAR  Accession  No.  0001040674-08-000054  on August 28,

2008.

2.
Form    of    Sub-Advisory     Agreement    between Commonwealth    Capital    Management,    LLC   and  Investment   Management  of  Virginia,   LLC,  with respect  to the  Commonwealth  Small Cap  Fund,  is  incorporated   herein  by   reference   to  Exhibit (d)(2)  of  Pre-Effective  Amendment  No.  1 to the  Registrant's  Registration  Statement  on Form N-1A (File  Nos.  333-148723  and  811-22172)  as  filed with   the   SEC   via    EDGAR    Accession    No.  0001040674-08-000032 on July 8, 2008.

3.
Form of Investment  Advisory  Agreement between the Registrant  and  Commonwealth  Capital  Management,  LLC,    with    respect    to   the    Commonwealth Quantitative   Fund,  is  incorporated   herein  by  reference  to  Exhibit   (d)(3)  of   Pre-Effective Amendment  No. 1 to the  Registrant's  Registration Statement  on Form N-1A (File Nos.  333-148723  and 811-22172)   as  filed   with  the  SEC  via  EDGAR Accession  No.   0001040674-08-000032  on  July  8,  2008.

4.
Form of Investment  Advisory  Agreement between the Registrant  and  Commonwealth  Capital  Management, LLC,  with  respect  to  the  Frantzen   Small  Cap Growth Fund,  Frantzen  Large Cap Growth Fund,  and Frantzen  Growth and Income Fund,  is  incorporated  herein   by   reference   to   Exhibit   (d)(4)  of  Post-Effective    Amendment    No.    1   to    the Registrant's  Registration  Statement  on Form N-1A  (File  Nos.  333-148723  and  811-22172)  as  filed with   the   SEC   via    EDGAR    Accession    No. 0001040674-08-000066 on October 2, 2008.

5.
Form    of    Sub-Advisory     Agreement    between Commonwealth    Capital   Management,    LLC,   and  Frantzen  Capital  Management,  Inc.,  with respect to the  Frantzen  Small Cap Growth  Fund,  Frantzen Large Cap  Growth  Fund,  and  Frantzen  Growth and Income Fund,  is  incorporated  herein by reference  to Exhibit (d)(5) of  Post-Effective  Amendment No.1 to the  Registrant's  Registration  Statement  on  Form N-1A (File Nos.  333-148723  and 811-22172) as filed  with  the  SEC  via  EDGAR   Accession   No. 0001040674-08-000066 on October 2, 2008.

6.
Investment  Advisory  Agreement  between the  Registrant  and Sherwood  Forest  Capital  Management,  with  respect to the  Sherwood Forest Long/Short Fund, is incorporated herein by reference to Exhibit (d)(6)  of   Post-Effective   Amendment  No  2  to  the   Registrant's Registration   Statement  on  Form  N-1A  (File  Nos.  333-148723  and 811-22172)  as filed with the SEC via EDGAR on November 25, 2009 ("PEA No. 2").

7.	Form of Investment Advisory Agreement between the Registrant and Navigator Money Management, Inc. with respect to The Navigator Fund to be provided by amendment.

8.
Sub-Advisory Agreement, dated July 23, 2009, between Commonwealth Capital Management, LLC and Investment Management of Virginia, LLC, with respect to the Commonwealth Small Cap Fund to be provided by amendment

9.
Investment Advisory Agreement, dated October 1, 2008, between the Registrant and Commonwealth Capital Management, LLC, with respect to the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, and the Frantzen Growth and Income Fund to be provided by amendment

10.
Sub-Advisory Agreement, dated October 1, 2008, between Commonwealth Capital Management, LLC and Frantzen Capital Management, Inc. with respect to the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, and the Frantzen Growth and Income Fund to be filed by amendment.

11.	Investment Advisory Agreement, dated January 29, 2009, between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund to be filed by amendment.

12.	Sub-Advisory Agreement, dated July 6, 2009, between Commonwealth Capital Management, LLC and Crosswind Investments, LLC with respect to the Commonwealth Small Cap Fund to be filed by amendment.

(e)           Underwriting Contracts.

1.
Form of Principal  Underwriter  Agreement dated October 1, 2008 between the Registrant  and First Dominion  Capital  Corp. is  incorporated  herein by  reference  to  Exhibit  (e)(1)of  Post-Effective  Amendment  No.  1 to  the Registrant's  Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172)   as   filed   with   the   SEC   via   EDGAR    Accession   No. 0001040674-08-000066 on October 2, 2008.

2.	Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp. to be filed by amendment.

(f)           Bonus of Profit Sharing Contracts.

Not applicable.

(g)           Custodian Agreements.

1.
Custody  Agreement  dated July 30, 2008 between the Registrant  and  UMB  Bank,  N.A.  is  incorporated herein   by   reference   to   Exhibit   (g)(1)  of Pre-Effective  Amendment No. 3 to the  Registrant's Registration  Statement  on Form  N-1A  (File  Nos. 333-148723  and  811-22172)  as filed  with the SEC via EDGAR  Accession  No.  0001040674-08-000054  on August 28, 2008.

2.	Revised Appendix B to the Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.is incorporated herein by reference to Exhibit (g)(2) of PEA No. 2.

3.	Revised Appendix B to the Custody Agreement, between the Registrant and UMB Bank, N.A to be filed by amendment.

4.
Custodian Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A. with respect to the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund to be filed by amendment.

5.	Form of revised Appendix B and Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include The Navigator Fund, to be filed by amendment.

(h)           Other Material Contracts.

1.           Administrative Services Contracts.

(a)
Form of Administrative  Services Agreement dated July 30, 2008 between the  Registrant  and  Commonwealth   Shareholder  Services,   Inc.  is  incorporated   herein   by   reference   to   Exhibit   (h)(1)(a)   of Post-Effective  Amendment  No.  1  to  the  Registrant's  Registration Statement on Form N-1A (File Nos.  333-148723  and 811-22172) as filed   with the SEC via EDGAR Accession No.  0001040674-08-000066  on October 2, 2008.

(b)	Schedule [F] to the Administration Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(b) of PEA No. 2.

(c)
Form of Amended and Restated  Administrative  Services Agreement dated July 30, 2008,  as amended and restated  [October 1, 2008] between the Registrant and Commonwealth Shareholder Services, Inc. is incorporated herein by reference to Exhibit (h)(1)(c) of PEA No. 2.

(d)	Amended and Restated Administrative Services Agreement between the Registrant and Commonwealth Shareholder Services, Inc. to be provided by amendment.

(e)
Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Long/Short Fund to be filed by amendment.

(f)
Form of Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to The Navigator Fund, to be filed by amendment

2.	Transfer Agency Contracts.

(a)
Transfer  Agency and Services  Agreement dated October 1, 2008 between the Registrant and  Commonwealth  Fund Services,  Inc. is incorporated herein by reference to Exhibit (h)(2)(a) of  Post-Effective  Amendment No. 1 to the  Registrant's  Registration  Statement on Form N-1A (File Nos.  333-148723  and  811-22172)  as  filed  with  the SEC via  EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

(b)
Schedule  [H] to the  Transfer  Agency and  Services  Agreement  dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc. is incorporated  herein by reference to Exhibit  (h)(2)(b) of PEA  No. 2.

(c)	Amended and Restated Transfer Agency and Services Agreement between the Registrant and Commonwealth Fund Services to be provided by amendment.

(d)
Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Long/Short Fund to be filed by amendment.

(e)
Form of Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc., with respect to The Navigator Fund to be filed by amendment

3.           Fund Accounting Contracts.

(a)
Accounting   Services  Agreement  dated  July  30,  2008  between  the Registrant and  Commonwealth  Fund  Accounting,  Inc. is  incorporated herein by reference to Exhibit (h)(3)(a) of  Post-Effective  Amendment No. 1 to the  Registrant's  Registration  Statement on Form N-1A (File Nos.  333-148723  and  811-22172)  as  filed  with  the SEC via  EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

(b)
Schedule [F] to the Accounting  Services Agreement dated July 30, 2008 between the  Registrant  and  Commonwealth  Fund  Accounting,  Inc. is incorporated herein by reference to Exhibit (h)(3)(b) of PEA No. 2.

(c)	Amended and Restated Accounting Services Agreement between the Registrant and Commonwealth Fund Accounting to be provided by amendment.

(d)
Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Long/Short Fund to be filed by amendment.

(e)
Form of Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to The Navigator Fund, to be filed by amendment.

4.           Expense Limitation Agreements.

(a)
Form of Expense  Limitation  Agreement dated July 30, 2008 between the Registrant and Commonwealth  Capital Management,  LLC, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the  Commonwealth  Small Cap Fund,  Commonwealth Quantitative Fund,  Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund,  and Frantzen  Growth and Income  Fund,  is  incorporated herein by reference to Exhibit (h)(4)(a) of  Post-Effective  Amendment          No. 1 to the  Registrant's  Registration  Statement on Form N-1A (File Nos.  333-148723  and  811-22172)  as  filed  with  the SEC via  EDGAR Accession No. 0001040674-08-000066 on October 2, 2008.

(b)
Form of Expense  Limitation  Agreement between the Registrant and Sherwood Forest Capital Management, with respect to Institutional Class  Shares,  Class P (Platform)  Shares,  Class A Shares,  and Class  C  Shares  of the  Sherwood  Forest  Long/Short  Fund,  is incorporated  herein by reference to Exhibit (h)(4)(b) of PEA No. 2.

(c)
Expense Limitation Agreement, dated August 8, 2009, between the Registrant and Commonwealth Capital Management, Inc. with respect to Class A Shares, Class C Shares, Class P Shares, and Institutional Class Shares with respect to the Commonwealth Quantitative Fund, Commonwealth Small Cap Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund to be filed by amendment.

(d)
Expense Limitation Agreement, dated January 29, 2009, between the Registrant and Sherwood Forest Capital Management, with respect to Class A Shares, Class C Shares, Class P Shares, and Institutional Class Shares for the Sherwood Forest Long/Short Fund to be filed by amendment

(e)	Form of Expense Limitation Agreement between the Registrant and Navigator Money Management, Inc. with respect to Class P Shares and No-Load Shares of The Navigator Fund to be filed by amendment

5.           Shareholder  Servicing Plans.

(a)
Shareholder  Services Plan dated October 1, 2008 is  incorporated herein  by  reference  to  Exhibit  (h)(5)(a)  of  Post-Effective Amendment  No. 1 to the  Registrant's  Registration  Statement on Form N-1A (File Nos.  333-148723 and 811-22172) as filed with the SEC via EDGAR  Accession No.  0001040674-08-000066  on October 2, 2008.

(b)	Revised Schedule A to the Shareholder Services Plan dated October 1, 2008 is incorporated herein by reference to Exhibit (h)(5)(b) of PEA No. 2.

(c)
Shareholder Services Plan, dated July 30, 2008, with Amended Schedule A (dated January 29, 2009) to include the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund to be filed by amendment

(d)	Form of Schedule A to the Shareholder Services Plan (dated July 30, 2008) to include The Navigator Fund to be filed by amendment

(e)	Revised Schedule A to the Shareholder Services Plan to be provided by amendment.

(i)           Legal Opinions.

(1)
Consent  of  Counsel   of  Blank  Rome  LLP,   with   respect  to Institutional  Class Shares,  Class P (Platform) Shares,  Class A Shares, and Class C Shares of the Commonwealth Small Cap Fund and Commonwealth   Quantitative  Fund,  is  incorporated   herein  by        reference to Exhibit (i) of Pre-Effective  Amendment No. 3 to the Registrant's  Registration  Statement  on Form  N-1A  (File  Nos. 333-148723  and  811-22172)  as  filed  with  the SEC  via  EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

(j)           Other Opinions.

(k)           Omitted Financial Statements.

Not applicable.

(l)           Initial Capital Agreements.

1.	Subscription Agreement dated July 30, 2008 between the Registrant, on behalf of the

  Commonwealth  Small  Cap Fund,  and Mary T.  Pasco, with respect to  Institutional  Class Shares of the Commonwealth   Small  Cap  Fund,  is   incorporated herein   by   reference   to   Exhibit   (l)(1)  of Pre-Effective  Amendment  No. 3 filed  with the SEC via EDGAR  Accession  No.  0001040674-08-000054  on August 28, 2008.

(m)           Rule 12b-1 Plans.

1.	Plans of Distribution Pursuant to Rule 12b-1dated October 1, 2008, with respect to Class A

  Shares,  Class C  Shares  and  Class  P  (Platform) Shares,  respectively,  are incorporated  herein by reference  to  Exhibit  (m)(a)  of   Post-Effective Amendment  No. 1 to the  Registrant's  Registration Statement  on Form N-1A (File Nos.  333-148723  and 811-22172)   as  filed   with  the  SEC  via  EDGAR Accession  No.  0001040674-08-000066  on October 2, 2008.

2.
Revised Schedule A to the Plans of Distribution  Pursuant to Rule 12b-1  dated  October  1, 2008,  with  respect to Class A Shares, Class C Shares and Class P (Platform)  Shares,  respectively,  is   incorporated herein by reference to Exhibit (m)(2) of PEA No. 2.

3.	Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 to be provided by amendment.

4.
Distribution Plan Pursuant to Rule 12-1, dated October 1, 2008, between the Registrant and First Dominion Capital Corp. for Class A Shares, Class C Shares and Class P Shares of the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund to be filed by amendment.

5.
Form of Revised Schedule A to the Distribution Plan Pursuant to Rule 12b-1 (adopted October 1, 2008), between the Registrant and First Dominion Capital Corp. to include The Navigator Fund to be filed by amendment

(n)           Rule 18f-3 Plans.

1.
Rule  18f-3  Multiple  Class  Plan  dated  July 30,  2008,  with respect to the  Commonwealth  Small Cap Fund,  is  incorporated   herein  by  reference  to Exhibit  (n)(1) of  Pre-Effective  Amendment  No. 3 to  the  Registrant's   Registration  Statement  on Form N-1A (File Nos.  333-148723  and 811-22172) as filed  with  the  SEC  via  EDGAR   Accession   No. 0001040674-08-000054 on August 28, 2008.

2.	Rule 18f-3 Multiple Class Plan dated July 30, 2008, with respect to the Commonwealth
Quantitative Fund, is incorporated herein by reference to Exhibit (n)(2) of Pre-Effective
Amendment No. 3 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-148723 and 811-22172) as filed with the SEC via EDGAR Accession No. 0001040674-08-000054 on August 28, 2008.

3.	Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares,

  Class  A  Shares,  Class  C  Shares,  and  Class  P (Platform)  Shares of the Frantzen Small Cap Growth  Fund,  is  incorporated   herein  by  reference  to Exhibit  (n)(3) of  Post-Effective  Amendment No. 1 to  the  Registrant's   Registration  Statement  on Form N-1A (File Nos.  333-148723  and 811-22172) as filed  with  the  SEC  via  EDGAR   Accession   No. 0001040674-08-000066 on October 2, 2008.

4.	Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares,

 Class  A  Shares,  Class  C  Shares,  and  Class  P(Platform)  Shares of the Frantzen Large Cap Growth Fund,  is  incorporated   herein  by  reference  to Exhibit  (n)(4) of  Post-Effective  Amendment No. 1 to  the  Registrant's   Registration  Statement  on Form N-1A (File Nos.  333-148723  and 811-22172) as  filed  with  the  SEC  via  EDGAR   Accession   No. 0001040674-08-000066 on October 2, 2008.

5.	Rule 18f-3 Multiple Class Plan dated October 1, 2008, with respect to Institutional Class Shares,

  Class  A  Shares,  Class  C  Shares,  and  Class  P (Platform)   Shares  of  the  Frantzen  Growth  and  Income Fund,  is  incorporated  herein by reference to Exhibit (n)(4) of  Post-Effective  Amendment No.1 to the  Registrant's  Registration  Statement  on Form N-1A (File Nos.  333-148723  and 811-22172) as filed  with  the  SEC  via  EDGAR   Accession   No. 0001040674-08-000066 on October 2, 2008.

6.
Rule  18f-3  Multiple  Class Plan with  respect to  Institutional Class  Shares,  Class A  Shares,  Class  C  Shares,  and  Class P  (Platform)  Shares of the Sherwood  Forest  Long/Short  Fund,  is               incorporated herein by reference to Exhibit (n)(6) of PEA No. 2.

7.	Form of Rule 18f-3 Multiple Class Plan with respect to Class P Shares and No-Load Shares of The Navigator Fund to be filed by amendment

(o)           Reserved.

             Not applicable.

(p)           Codes of Ethics.

1.
Combined   Code  of  Ethics  for  the   Registrant,  Commonwealth    Capital   Management,    LLC   (the  investment  adviser to the  Commonwealth  Small Cap Fund,  Commonwealth   Quantitative  Fund,  Frantzen  Small Cap Growth  Fund,  Frantzen  Large Cap Growth Fund,   and  Frantzen   Growth  and  Income  Fund), Investment   Management   of  Virginia,   LLC  (the investment  sub-adviser to the  Commonwealth  Small Cap Fund),  and First Dominion  Capital Corp.  (the             distributor   for   the   Registrant),is incorporated herein by reference to Exhibit (p)(1)of PEA No. 2.

2.	Code of Ethics for Sherwood Forest Capital Management (the investment adviser to the Sherwood Forest Long/Short Fund) is incorporated herein by reference to Exhibit (p)(2)of PEA No. 5.

3.	Code of Ethics for Navigator Money Management, Inc. (the investment adviser to The Navigator Fund) to be provided by amendment.

4.	Code of Ethics for Crosswind Investments, LLC (dated June 2, 2009) (the investment sub-advisor to the Commonwealth Small Cap Fund) to be filed by amendment.

(q)           Powers of Attorney.

1.
Power of Attorney  for Gordon  McKinley  and Robert  Burke,  appointing  Karen M. Shupe,  Julia J. Gibbs and/or     Franklin     A.     Trice,     III    as attorney-in-fact,   is   incorporated   herein   by             reference   to   Exhibit   (q)   of   Pre-Effective Amendment  No. 3 to the  Registrant's  Registration             Statement  on Form N-1A (File Nos.  333-148723  and 811-22172)   as  filed   with  the  SEC  via  EDGAR Accession  No.  0001040674-08-000054  on August 28, 2008.

Item 24.                      Persons Controlled By or Under Common Control With Registrant

None.

Item 25.                      Indemnification

See Article VIII,  Section 2 of the Registrant's  Agreement and Declaration of   Trust  and  the  section  titled  "Indemnification  of  Trustees,  Officers, Employees and Other Agents" in the Registrant's By-Laws.

Item 26.                      Business   and   other   Connections   of   the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)	First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc. and World Insurance Trust.

(b)
First  Dominion  Capital Corp. The  information  required by this Item 27(b) with respect to each  director,  officer or partner of FDCC is  incorporated  herein by  reference to Schedule A of Form   BD,  filed  by FDCC  with  the  SEC  pursuant  to the  Securities Exchange Act of 1934, as amended (File No. 8-33719).

(c)	Not applicable.

Item 28.                      Location of Accounts and Records

The  accounts,  books or other documents of the Registrant required to be maintained by Section 31(a) of the  Investment  Company Act of 1940, as amended,  and the rules promulgated thereunder are kept  in several locations:

(a)
Commonwealth  Capital  Management,  LLC,  8730  Stony  Point Parkway,  Suite  205,  Richmond,   Virginia  23235  (records relating to its  function as the  investment  adviser to the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen  Small Cap Growth Fund,  Frantzen  Large Cap Growth Fund, and Frantzen Growth and Income Fund).

(b)	Investment Management of Virginia, LLC, 919 East Main Street, 16th Floor, Richmond, Virginia 23219 (records relating to its function as the investment sub-adviser to the Commonwealth Small Cap Fund.).

(c)
Frantzen  Capital  Management,  Inc., Two Harbour Place, 302 Knights Run Avenue, Suite 930, Tampa, Florida 33602 (records relating to its function as the  investment  sub-adviser  to the  Frantzen  Small Cap  Growth  Fund,  Frantzen  Large Cap Growth Fund, and Frantzen Growth and Income Fund.

(d)	Sherwood Forest Capital Management, 1649 Brandywine Drive, Charlottesville, VA 22901 (records relating to its function as the investment adviser to the Sherwood Forest Long/Short Fund).

(e)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

(f)	Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the Funds).

(g)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).
(h)	Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

(i)	Crosswind Investments, LLC, 2 International Place, Boston, Massachusetts 02110 (records relating to its function as investment sub-adviser to the Commonwealth Small Cap Fund.)

(j)	Navigator Money Management, Inc., 1207 Route 9, Suite 10, Wappingers Falls, NY 12590 (records relating to its function as investment adviser to The Navigator Fund).

Item 29.                      Management Services

There are no management-related  service contracts not discussed in Parts A or B of this Form.

Item 30.                      Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) and the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of December 2009.

                                             WORLD FUNDS TRUST

                                             By:                          *
                                                      Franklin A. Trice, III
                                                      Chairman and
                                                      Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Franklin A. Trice, III	Trustee, Chairman and Chief Executive Officer	December 30, 2009
* Gordon McKinley	Trustee	December 30, 2009
* Karen Shupe	Treasurer and Chief Financial Officer	December 30, 2009
* Lauren Jones	Secretary	December 30, 2009

* By: /s/ Karen Shupe Karen Shupe Attorney-in-fact pursuant to Powers of Attorney